Deferred Tax - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Undistributed earnings of non-Canadian subsidiaries	$ 12.0	$ 13.8